Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities:
Loss for the year	$ (62,424,739)	$ (24,859,918)	$ (30,402,721)
Adjusted for:
Amortization	1,358,213	555,000	463,332
Depreciation	8,158,396	5,839,006	5,708,210
Interest expense	8,724,412	4,761,443	2,806,286
Interest income	(12,250)	(14,689)	(20,990)
Share-based compensation	347,787	879,439	591,384
Loss on extinguishment of loans	2,331,917
Non-cash transactions			(51,440)
Gain on lender warrants	(38,430)	(205,894)
Loss on deferred share units	372,724	205,337
Gain (loss) on performance share units	(53,100)	97,853
Loss on conversion instruments	712,479
Earn-out consideration			10,319,429
Forgiveness of loan payable		(3,128,596)
Impairment loss	20,677,160
Change in non-cash operating working capital:
Accounts receivable	827,339	(289,327)	(616,975)
Prepaid expenses and other	196,097	(425,751)	762,069
Accounts payable and accrued liabilities	5,610,578	246,831	2,511,960
Provisions			(18,792)
Cash provided by (used in) operating activities	(13,211,417)	(16,339,266)	(7,948,248)
Financing activities:
Net proceeds on issuance of common shares		35,107,872	9,943,886
Net proceeds on exercise of stock options		28,750
Interest paid	(7,505,394)	(4,435,021)	(2,750,988)
Broker warrants exercised		23,059
Finance costs incurred	(3,074,459)	(29,493)	(1,411,364)
Bank loans advanced	55,000,000		18,080,760
Bank loans repaid	(30,682,305)	(174,536)	(84,634)
Shareholder loans repaid	(84,208)
Principal repayment of lease liabilities	(9,373,953)	(5,600,683)	(4,630,828)
Net non-controlling interest loans advanced	8,922	8,077	7,463
Distribution to non-controlling interest	(320,250)	(508,000)	(143,500)
Cash provided by (used in) financing activities	3,968,353	24,420,025	19,010,795
Investing activities:
Acquisitions, net of cash acquired	688,958	(6,585,931)
Change in restricted cash	250,000	(200,000)	224,402
Acquisition of subsidiary non-controlling interest	(500,000)	(208,411)
Non-controlling interest subsidiary investment		147,000
Deferred and contingent consideration paid	(250,000)	(8,273,630)	(224,402)
Purchase of property, plant and equipment	(33,866)	(31,539)
Interest received	12,250	14,689	20,990
Cash provided by (used in) investing activities	167,342	(15,137,822)	20,990
Increase (decrease) in cash	(9,075,722)	(7,057,063)	11,083,537
Cash, beginning of the year	10,699,679	17,756,742	6,673,205
Cash, end of the year	$ 1,623,957	$ 10,699,679	$ 17,756,742